ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

MKDWELL Tech Inc. (“MKD”) was incorporated under the laws of the British Virgin Islands (“BVI”) on July 25, 2023. MKDWELL Limited (“MKD BVI”) was incorporated in the BVI on March 30, 2023 as a nonoperating shell company. MKD Technology Inc. (“MKD Taiwan”) was incorporated in Taiwan on September 26, 2006.

MKD, through its subsidiary MKD Taiwan and MKD Taiwan’s subsidiaries (collectively, the “Company”), primarily engages in designing and manufacturing industrial embedded system and automotive electronics in Taiwan and mainland China.

Taiwan Reorganization

MKD Taiwan conducted a share offering in 2015 to investors in Taiwan to raise working capital. In December 2022, pursuant to requirements from PRC regulators, certain working capital loans from the Company’s shareholder and director, Mr. Ming-Chao Huang, were capitalized and converted into an equity interest of 42% in MKDWELL (Jiaxing) Electronic Technology Co., Ltd. (“MKD Jiaxing”), a subsidiary of MKD Taiwan, in December 2022.

In May 2023, for the purpose of business combination, MKD Taiwan held a shareholders’ meeting to seek approval from the shareholders of MKD Taiwan to, among others, (i) approve the business combination with Cetus Capital Acquisition Corp. (“Cetus Capital”), a blank check company incorporated in Delaware on June 7, 2022, (ii) approve the acquisition by share swap of MKD Taiwan by MKD BVI as part of the reorganization for the business combination with Cetus Capital, and (iii) the acquisition of the remaining 42% equity interest in MKD Jiaxing by MKD Taiwan.

Thereafter, MKD Taiwan commenced a reorganization by way of share acquisition (the “Taiwan Reorganization”), in which MKD BVI commenced acquiring shares of MKD Taiwan directly from MKD Taiwan shareholders, in exchange for proportionate shares of MKD BVI which were issued to MKD Taiwan shareholders. MKD BVI is a redomestication platform for MKD Taiwan shareholders to exchange their MKD Taiwan shares for MKD BVI shares. Each MKD Taiwan shareholder who accepted the offer received one MKD BVI share for each MKD Taiwan share they held. The Taiwan Reorganization was accounted for as a recapitalization transaction. As of December 31, 2024, MKD BVI owns approximately 62.36% equity interest of MKD Taiwan.

Reverse Recapitalization

On June 20, 2023, MKD BVI entered into a business combination agreement (the “Business Combination Agreement”) with (i) Cetus Capital, (ii) MKD Taiwan, and (iii) Ming-Chia Huang, in his capacity as the representative of the shareholders of MKD Taiwan (the “Shareholders’ Representative”).

Pursuant to the Business Combination Agreement, subject to the terms and conditions set forth therein, at the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), (i) MKD incorporated MKDMerger1 Inc. on August 1, 2023, a BVI business company and wholly-owned subsidiary of MKD (“Merger Sub 1”), for the sole purpose of merging with and into MKD BVI (the “Acquisition Merger”) with MKD BVI being the surviving entity and a wholly-owned subsidiary of MKD; (ii) MKD incorporated MKDMerger2 Inc. on August 1, 2023, a BVI business company and wholly-owned subsidiary of MKD (“Merger Sub 2”), for the sole purpose of merging with and into Cetus Capital (the “SPAC Merger”, and together with the Acquisition Merger, the “Mergers”; and the transactions contemplated by the Business Combination Agreement being collectively referred to as the “Business Combination”), in which Cetus Capital would be the surviving entity.

On July 31, 2024 (the “Closing Date”), MKD BVI consummated the Business Combination pursuant to the Business Combination Agreement (the “Reverse Recapitalization”). As a result, Cetus Capital became a wholly owned subsidiary of, and MKD Taiwan became a 62.36% owned subsidiary of, and was operated by MKD, with MKD serving as the public listed company whose shares shall be traded on Nasdaq Stock Market. MKDMerger1 Inc. and MKDMerger2 Inc. were dissolved subsequently.

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES - Continued

Reverse Recapitalization - Continued

MKD was determined to be the accounting acquirer given that MKD effectively controlled the combined entity after the transaction. The transaction is not a business combination because Cetus Capital was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by MKD for the net monetary assets of Cetus Capital, accompanied by a recapitalization. MKD was determined as the accounting acquirer and the historical financial statements of MKD BVI became MKD’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. All of the ordinary shares of MKD BVI that were issued and outstanding immediately prior to the mergers were cancelled and converted into an aggregate of 13,855,239 ordinary shares of MKD, which has been restated retrospectively to reflect the equity structure of MKD. Earnings per share were retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio.

The par value of ordinary shares is $0.0001, the difference of $1,386 was adjusted retrospectively as in addition paid-in capital for the periods presented to reflect these changes. The weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - basic and diluted was adjusted retrospectively from 26,042,934 to 14,761,546 for the year ended December 31, 2022, and from 25,280,472 to 14,329,371 for the year ended December 31, 2023.

The loss per share before and after the retrospective adjustments are as follows.

	For the years ended December 31,
	2022		2023
	Before	After	Before	After
	adjustment	adjustment	adjustment	adjustment
Net loss per share attributable to ordinary shareholders
- Basic and diluted	$(0.05)	$(0.09)	$(0.06)	$(0.11)
Weighted average shares used in calculating net loss per share
- Basic and diluted	26,042,934	14,761,546	25,280,472	14,329,371

As of December 31, 2024, the Company and its major subsidiaries were as follows:

Subsidiaries	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities
MKD	July 25, 2023	British Virgin Islands		Nonoperating shell company
MKD BVI	March 30, 2023	British Virgin Islands	100.00%	Investment holding
MKD Taiwan	September 26, 2006	Taiwan, PRC	62.36%	Trading, designing and manufacturing industrial embedded system and automotive electronics
MKDWELL (Samoa) Technology Inc. (“MKD Samoa”)	March 19, 2010	Samoa	62.36%	Investment holding
MKDWELL (Shanghai) Technology Ltd. (“MKD Shanghai”)	August 1, 2011	Shanghai, PRC	62.36%	Trading industrial embedded system and automotive electronics
MKD Jiaxing	January 30, 2018	Zhejiang, PRC	77.85%	Trading, designing and manufacturing industrial embedded system and automotive electronics
Cetus Capital	June 7, 2022	Delaware	100%	Blank check company

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)